INSTITUTIONAL CLASS SHARES | FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
INVESTMENT OBJECTIVE
The Frost Cinque Large Cap Buy-Write Equity Fund (the "Fund") seeks long-term capital appreciation and current income.
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND INSTITUTIONAL CLASS SHARES
Management Fees	0.70%	[1]
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.11%	[2]
Less Fee Reductions and/or Expense Reimbursements	(0.29%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.82%	[2],[3]
[1]	Management Fees have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.
[3]	Frost Investment Advisors, LLC (the "Adviser" or "Frost") and/or Cinque Partners LLC (the "Sub- Adviser" or "Cinque") have contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.70% of the Fund's Institutional Class Shares' average daily net assets until November 30, 2016 (the "Contractual Expense Limitation"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Contractual Expense Limitation, the Adviser and/or the Sub-Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Contractual Expense Limitation to recover all or a portion of prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust"), for any reason at any time; or (ii) by the Adviser and/or the Sub-Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES | FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND | INSTITUTIONAL CLASS SHARES | USD ($)	84	324	584	1,326

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies and exchange-traded funds ("ETFs") designed to track the performance of large capitalization companies, and options on securities of large capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund primarily will invest in common stocks, but will also invest in ETFs and sell call options on an asset it owns, also known as a "buy-write" strategy. The Fund to a lesser extent will also buy call and put options on an asset, a market sector or an index. The Adviser expects that approximately 5% of the Fund's assets will be dedicated to its options strategy, although such allocation is subject to change based on market and other conditions. Cinque generally considers large-capitalization companies to be those companies with market capitalizations of $5 billion or greater. The Fund may invest up to 20% of its net assets in small and mid-capitalization companies.

In constructing the Fund's portfolio, Cinque uses a systematic, proprietary process that combines individual stock selection and sector and index exposures into a portfolio that is then coupled with an option hedging strategy. Cinque selects stocks for the Fund using its Combo Rank Stock model, which analyzes measures of value, growth, balance sheet analysis and overall profitability of a company. The output of this model is then ranked within each sector of the S&P Composite 1500 Index universe. Cinque then selects a stock based on its ratings and establishes a target weight that is based on Cinque's thorough qualitative and quantitative assessment of that company's risk-reward characteristics. Sector or index ETFs may also be selected to capture macroeconomic performance inputs through the economic cycle. Cinque periodically reviews the companies in its investment universe in order to re-evaluate whether or not the assumptions and tenets (price targets, balance sheet quality, operating trends, potential stock downside) of the original investment thesis still hold.

Cinque also intends to utilize an option strategy that includes buy-writes, protective puts and long-call options in an attempt to improve portfolio downside protection and increase portfolio income. Cinque analyzes over 400 different options combinations, using S&P 500 Index options, to arrive at the position that, in Cinque's view, provides the best chance of capturing the excess return associated with the Fund's long portfolio, while reducing the downside risk associated with the market. Cinque also may sell call options to take advantage of what it perceives to be mispriced options premiums based on its view of market volatility.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

INVESTMENTS IN ETFS - To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. In addition, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect Fund performance.

EQUITY RISK - The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

DERIVATIVES RISK - Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. For instance, the Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). Over-the-counter options also involve counterparty solvency risk.

SMALL-CAP AND MID-CAP RISK - The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. Small- and mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

MANAGEMENT RISK - The risk that the investment techniques and risk analyses applied by the Adviser and the Sub-Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser, the Sub-Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER	WORST QUARTER
8.56%	(0.31)%
(12/31/2013)	(9/30/2014)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/15 to 9/30/15 was (4.42)%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2014

This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2014 to those of an appropriate broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - INSTITUTIONAL CLASS SHARES - FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND	Label	1 YEAR	SINCE INCEPTION	INCEPTION DATE
INSTITUTIONAL CLASS SHARES	FUND RETURN BEFORE TAXES	9.01%	14.24%	Dec. 03, 2012
INSTITUTIONAL CLASS SHARES | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	8.79%	14.01%	Dec. 03, 2012
INSTITUTIONAL CLASS SHARES | FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	5.29%	10.98%	Dec. 03, 2012
S&P 500 INDEX ("S&P INDEX") RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	S&P 500 INDEX (“S&P INDEX”) RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	13.69%	22.57%	Dec. 03, 2012
CBOE S&P 500 BUYWRITE INDEX ("CBOE S&P INDEX") (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	CBOE S&P 500 BUYWRITE INDEX (“CBOE S&P INDEX”) (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	5.64%	9.10%	Dec. 03, 2012
BLENDED 50/50 S&P INDEX/CBOE S&P INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	BLENDED 50/50 S&P INDEX/CBOE S&P INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	9.64%	15.70%	Dec. 03, 2012